RELATED PARTY TRANSACTIONS AND BALANCES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS AND BALANCES

16. RELATED PARTY TRANSACTIONS AND BALANCES

Nature of relationships with related party

Name	Relationship with the Company

Cheung Kam Fai (“Mr. Cheung”)	Shareholder and director of the Company

Related party transactions

Name	Nature	For the years ended December 31,
		2024	2025
		HK$	HK$

Mr. Cheung	Reinstatement costs (1)	63,000	-
Mr. Cheung	Handling fee income	53	511
Mr. Cheung	Brokerage income	-	1,217

(1)	The tenancy agreement between the Group and its director, which was rent-free during the years ended December 31, 2023 and 2024, was terminated during the year ended December 31, 2024, and the related rental deposit paid was applied to reinstate the leased property as contractually required.

Balances with related party

Name	Nature	As of December 31,
		2024	2025
		HK$	HK$

Mr. Cheung	Loan to a shareholder (1)	-	-
Mr. Cheung	Amount due to a director (2)	9,783	19,783
Mr. Cheung	Payables to customers (3)	98,605	12,823,672

(1)	On April 3, 2024, a loan of HK$3,000,000 was advanced to Mr. Cheung. The loan was unsecured, interest-free, and was fully repaid on May 21, 2024.

(2)	The amount was unsecured, interest-free and repayable on demand.

(3)	The amount was repayable on demand except where certain balance under payables to customers represents trades pending settlement or margin deposits and cash collateral received for trading activities under the normal course of business. As of December 31, 2024, the balance was HK$98,605. During the year ended 2025, Mr. Cheung deposited HK$40,000,000 into and withdrew total HK$15,090,000 from the account and executed transactions total HK$12,184,933. As of December 31, 2025, the remaining balance in the account was HK$12,823,672.

MANGO FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2024 and 2025

Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares and EBC Founder Shares

On May 29, 2024, the Sponsors received 1,725,000 of the Company’s ordinary shares in exchange for $25,000 paid for deferred offering costs borne by the Sponsors. Up to 225,000 of such founder shares are subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full.

On May 30, 2024, Cayson Holding LP, one of the Company’s Sponsors, transferred an aggregate of 862,500 founder shares to Yawei Cao, the Company’s other sponsor, Chairman and CEO.

On May 30, 2024, the Company issued to EBC 100,000 EBC founder shares for a purchase price of approximately $0.014 per share and an aggregate purchase price of $1,450. The Company had received payment for the purchase of the EBC Founder Shares. The Company estimated the fair value of the EBC Founder Shares to be $132,000 or $1.32 per share. Accordingly, $130,550 (the total $132,000 fair value less $1,450 to be paid by EBC) was considered to be deferred offering cost. The Company established the initial fair value for the EBC Founder Shares on May 30, 2024, the date of the issuance, using a calculation prepared by management which takes into consideration the probability of completion of the Initial Public Offering, an implied probability of the completion of a Business Combination and a Discount for Lack of Marketability calculation. The EBC Founder Shares, are classified as Level 3 at the measurement date due to the use of unobservable inputs including the probability of a business combination, the probability of the initial public offering, and other risk factors.

On October 15, 2024, the underwriters elected to terminate their over-allotment option and as a result an aggregate of 225,000 Founder Shares were forfeited by the Sponsors and cancelled.

The Founder Shares and EBC Founder Shares are identical to the ordinary shares included in the Public Units, and holders of Founder Shares and EBC Founder Shares have the same shareholder rights as public shareholders, except that (i) the Founder Shares and EBC Founder shares are subject to certain transfer restrictions, as described below; (ii) the initial shareholders and EBC have agreed (A) to waive their redemption rights with respect to any Founder Shares and EBC Founder Shares in connection with the completion of the initial Business Combination, (B) to waive their redemption rights with respect to their Founder Shares and EBC Founder Shares in connection with a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association to (a) modify the substance or timing of the obligation to provide for the redemption of the Public Shares in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within 12 months from the closing of this offering (or up to 21 months, if we extend the time to complete an initial business combination) from the closing of the Initial Public Offering or (b) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, and (C) to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares and EBC Founder Shares held by them if the Company fails to complete the initial Business Combination within 12 months from the closing of this offering (or up to 21 months, if we extend the time to complete an initial business combination, and (iii) the Founder Shares and EBC Founder Shares are entitled to registration rights. If the Company submits the initial Business Combination to the public shareholders for a vote, the initial shareholders have agreed (and their permitted transferees will agree) to vote any Founder Shares and any Public Shares purchased by them in or after the Initial Public Offering (including in open market and privately-negotiated transactions) in favor of the initial Business Combination.

The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the date of the consummation of an Initial Business Combination, (B) any time after the 90th day after the consummation of an Initial Business Combination where the volume weighted average price of the ordinary shares equals or exceeds $12.00 (as adjusted for share splits, dividends, combinations or similar actions) for twenty trading days out of any thirty consecutive trading day period or (C) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

EBC founder shares will not, subject to certain exceptions, be transferred, assignable, or saleable (except to permitted transferees as described in the Registration Statement (defined below)) until 30 days after the date of the consummation of our initial business combination.

Promissory Note — Related Party

On June 3, 2024, the Sponsors issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2024, or (ii) the consummation of the Initial Public Offering. On the date of closing of the IPO on September 23, 2024, no amounts were outstanding under the Promissory Note and the Promissory Note then expired upon the consummation of the IPO.

On September 9, 2025, Cayson Holding LP, one of the Sponsors, issued an unsecured promissory note to the Company, pursuant to which the Company borrowed an aggregate amount of $300,000 (the “Extension Note”). The Extension Note is non-interest bearing and is repayable in full upon consummation of a Business Combination. The proceeds from the Extension Note were deposited into escrow account managed by the Company’s trustee, Continental. Such funds are subject to possible redemption by the Company’s public shareholders in accordance with the terms of the Trust Account, and were used to extend the period of time the Company has to consummate a Business Combination from September 23, 2025 to December 23, 2025. As of March 31, 2026, $300,000 was outstanding under the Extension Note.

Due to Related Party

The Sponsors paid certain formation, operating or deferred offering costs on behalf of the Company. These amounts were due on demand and non-interest bearing. During the period from May 27, 2024 (inception) through September 23, 2024, the Sponsors had paid $261,317 on behalf of the Company. On September 23, 2024, the Company repaid $286,317 out of the offering proceeds held in trust account, resulting in a $25,000 due from the sponsor as of September 23, 2024. On September 26, 2024, the Sponsor initiated the wire to return the $25,000 to the Company. As of March 31, 2026 and December 31, 2025, there was no outstanding balance due to the related party.

Due from Related Party

At the closing of the Initial Public Offering, $25,000 was over funded to the Sponsor for the repayment of amounts due to related party as described above. On September 26, 2024, the Sponsor initiated the wire to return the $25,000 to the Company. As of March 31, 2026 and December 31, 2025, there was no outstanding balance due from the related party.

Consulting Services Agreement

The Company engaged TenX Global Capital LP (“TenX”) as a related party consultant in connection with the formation and initial public offering. During the period from May 27, 2024 (inception) through December 31, 2025, $150,000 has been paid through sponsor as deferred offering costs for these services. As of March 31, 2026 and December 31, 2025, no amounts remain outstanding.

Administration Fee

Commencing on September 19, 2024, the date the Company’s ordinary shares are first listed on the Nasdaq, one of the Sponsors will be allowed to charge the Company an allocable share of its overhead, up to $10,000 per month to the close of the Business Combination, to compensate it for the Company’s use of its office, utilities and personnel. As of March 31, 2026 and December 31, 2025, an administration fee of $44,000 and $14,000 has been accrued to accrued expenses, respectively.

Working Capital Loans

In order to finance the Company’s transaction costs in connection with its search for and consummation of a Business Combination, the Sponsors, its affiliates or any of the Company’s officers and directors may but are not obligated to, loan to the Company funds as the Company may require, of which up to $1,500,000 of such loans may be convertible into private placement-equivalent units (“Working Capital Units”) at a price of $10.00 per unit at the option of the lender. As of March 31, 2026 and December 31, 2025, the Company has not incurred any such loans.

NOTE 5 — RELATED PARTIES

Founder Shares and EBC Founder Shares

On May 29, 2024, the Sponsors received 1,725,000 of the Company’s ordinary shares in exchange for $25,000 paid for deferred offering costs borne by the Sponsors. 225,000 of such founder shares were forfeited and cancelled as the underwriters’ over-allotment was not exercised.

On May 30, 2024, Cayson Holding LP, one of the Company’s sponsors, transferred an aggregate of 862,500 founder shares to Yawei Cao, the Company’s other sponsor, Chairman and CEO. The Company estimated the fair value of the EBC Founder Shares to be $132,000 or $1.32 per share. Accordingly, $130,550 (the total $132,000 fair value less $1,450 to be paid by EBC) was considered to be deferred offering cost. The Company established the initial fair value for the EBC Founder Shares on May 30, 2024, the date of the issuance, using a calculation prepared by management which takes into consideration the probability of completion of the Initial Public Offering, an implied probability of the completion of a Business Combination and a Discount for Lack of Marketability calculation. The EBC Founder Shares, are classified as Level 3 at the measurement date due to the use of unobservable inputs including the probability of a business combination, the probability of the initial public offering, and other risk factors.

On May 30, 2024, the Company issued to EBC 100,000 EBC founder shares for a purchase price of approximately $0.014 per share and an aggregate purchase price of $1,450. As of December 31, 2024, the Company had received payment for the purchase of the EBC Founder Shares. The Company estimated the fair value of the EBC Founder Shares to be $132,000 or $1.32 per share. Accordingly, $130,550 (the total $132,000 fair value less $1,450 to be paid by EBC) was considered to be deferred offering cost. The Company established the initial fair value for the EBC Founder Shares on May 30, 2024, the date of the issuance, using a calculation prepared by management which takes into consideration the probability of completion of the Initial Public Offering, an implied probability of the completion of a Business Combination and a Discount for Lack of Marketability calculation. The EBC Founder Shares, are classified as Level 3 at the measurement date due to the use of unobservable inputs including the probability of a business combination, the probability of the initial public offering, and other risk factors.

On October 15, 2024, the underwriters elected to terminate their over-allotment option and as a result an aggregate of 225,000 Founder Shares were forfeited by the Sponsors and cancelled.

The Founder Shares and EBC Founder Shares are identical to the ordinary shares included in the Public Units, and holders of Founder Shares and EBC Founder Shares have the same shareholder rights as public shareholders, except that (i) the Founder Shares and EBC Founder shares are subject to certain transfer restrictions, as described below; (ii) the initial shareholders and EBC have agreed (A) to waive their redemption rights with respect to any Founder Shares and EBC Founder Shares in connection with the completion of the initial Business Combination, (B) to waive their redemption rights with respect to their Founder Shares and EBC Founder Shares in connection with a shareholder vote to approve an amendment to the amended and restated memorandum and articles of association to (a) modify the substance or timing of the obligation to provide for the redemption of the Public Shares in connection with an initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete the initial Business Combination within 12 months from the closing of this offering (or up to 21 months, if we extend the time to complete an initial business combination as described in the prospectus) from the closing of the Initial Public Offering or (b) with respect to any other material provisions relating to shareholders’ rights or pre-initial Business Combination activity, and (C) to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares and EBC Founder Shares held by them if the Company fails to complete the initial Business Combination within 12 months from the closing of this offering (or up to 21 months, if we extend the time to complete an initial business combination as described in the prospectus), and (iii) the Founder Shares and EBC Founder Shares are entitled to registration rights. If the Company submits the initial Business Combination to the public shareholders for a vote, the initial shareholders have agreed (and their permitted transferees will agree) to vote any Founder Shares and any Public Shares purchased by them in or after the Initial Public Offering (including in open market and privately-negotiated transactions) in favor of the initial Business Combination.

The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the date of the consummation of an Initial Business Combination, (B) any time after the 90th day after the consummation of an Initial Business Combination where the volume weighted average price of the ordinary shares equals or exceeds $12.00 (as adjusted for share splits, dividends, combinations or similar actions) for twenty trading days out of any thirty consecutive trading day period or (C) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

EBC founder shares will not, subject to certain exceptions, be transferred, assignable, or salable (except to permitted transferees as described in the Registration Statement (defined below)) until 30 days after the date of the consummation of our initial business combination.

Promissory Note — Related Party

On June 3, 2024, the Sponsors issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) December 31, 2024, or (ii) the consummation of the Initial Public Offering. On the date of closing of the IPO on September 23, 2024, no amounts were outstanding under the Promissory Note and the Promissory Note then expired upon the consummation of the IPO.

On September 9, 2025, Cayson Holding LP, one of the Sponsors, issued an unsecured promissory note to the Company, pursuant to which the Company borrowed an aggregate amount of $300,000 (the “Extension Note”). The Extension Note is non-interest bearing and are repayable in full upon consummation of a Business Combination. The proceeds from the Extension Note were deposited into escrow account managed by the Company’s trustee, Continental. Such funds are subject to possible redemption by the Company’s public shareholders in accordance with the terms of the Trust Account, and were used to extend the period of time the Company has to consummate a Business Combination from September 23, 2025 to December 23, 2025. As of December 31, 2025, $300,000 was outstanding under the Extension Note.

Due to Related Party

The Sponsors paid certain formation, operating or deferred offering costs on behalf of the Company. These amounts were due on demand and non-interest bearing. During the period from May 27, 2024 (inception) through September 23, 2024, the Sponsors had paid $261,317 on behalf of the Company. On September 23, 2024, the Company repaid $286,317 out of the offering proceeds held in trust account, resulting in a $25,000 due from the sponsor as of September 23, 2024. On September 26, 2024, the Sponsor initiated the wire to return the $25,000 to the Company. As of December 31, 2025 and 2024, there is no outstanding balance due to the related party.

Due from Related Party

At the closing of the Initial Public Offering, $25,000 was over funded to the Sponsor for the repayment of amounts due to related party as described above. On September 26, 2024, the Sponsor initiated the wire to return the $25,000 to the Company. As of December 31, 2025  and 2024, there is no outstanding balance due from the related party.

Consulting Services Agreement

The Company engaged TenX Global Capital LP (“TenX”) as a related party consultant in connection with the formation and initial public offering. During the period from May 27, 2024 (inception) through December 31, 2024, $150,000 has been paid through sponsor as deferred offering costs for these services. As of December 31, 2025 and 2024, no amounts remain outstanding.

Administration Fee

Commencing on September 19, 2024, one of the Sponsors will be allowed to charge the Company an allocable share of its overhead, up to $10,000 per month to the close of the Business Combination, to compensate for the Company’s use of its office, utilities and personnel. As of December 31, 2025 and 2024, an administration fee of $14,000 and $4,194 has been accrued to accrued expenses.

Working Capital Loans

In order to finance the Company’s transaction costs in connection with its search for and consummation of a Business Combination, the Sponsors, its affiliates or any of the Company’s officers and directors may but are not obligated to, loan to the Company funds as the Company may require, of which up to $1,500,000 of such loans may be convertible into private placement-equivalent units (“Working Capital Units”) at a price of $10.00 per unit at the option of the lender. As of December 31, 2025 and 2024, the Company has not incurred any such loans.